DBX ETF Trust | 1
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
November 30, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 95.9%
Brazil — 2.6%
Ambev SA
36,906 78,687
Atacadao SA *
5,845 6,265
B3 SA — Brasil Bolsa Balcao
48,404 75,071
Banco Bradesco SA
8,893 16,578
Banco BTG Pactual S.A
12,969 65,772
Banco do Brasil SA
8,992 37,304
Banco Santander Brasil SA
2,475 10,334
BB Seguridade Participacoes SA
6,309 35,430
BRF SA
1,143 4,750
Caixa Seguridade Participacoes
S/A
5,831 14,190
CCR SA
10,868 20,077
Centrais Eletricas Brasileiras SA
9,875 56,845
Cia de Saneamento Basico do
Estado de Sao Paulo
1,741 27,112
Companhia Paranaense de
Energia
8,197 11,985
CPFL Energia SA
46 251
Embraer SA *
1,917 18,664
Energisa SA
2,284 15,382
Engie Brasil Energia SA
2,351 14,963
Equatorial Energia SA
2,743 14,063
Hapvida Participacoes e
Investimentos SA, 144A *
28,777 13,013
Hypera SA
4,293 14,035
Itau Unibanco Holding SA
2,450 11,703
Klabin SA
7,563 28,133
Localiza Rent a Car SA
4,820 30,338
Lojas Renner SA
9,735 24,555
Multiplan Empreendimentos
Imobiliarios SA
3,958 15,771
Natura & Co. Holding SA
5,111 11,882
NU Holdings Ltd., Class A *
15,619 195,706
Pagseguro Digital Ltd., Class A *
1,857 13,630
Porto Seguro SA
665 4,215
Raia Drogasil SA
11,209 45,132
Rede D'Or Sao Luiz SA, 144A
8,819 39,954
Rumo SA
11,020 35,899
Sendas Distribuidora SA *
10,628 11,748
StoneCo Ltd., Class A *
2,463 23,349
Suzano SA
5,961 62,299
Telefonica Brasil SA
3,967 32,902
TIM SA
8,586 22,779
TOTVS SA
4,590 21,110
WEG SA
7,127 64,387
XP, Inc., Series BDR
1,778 24,481
XP, Inc., Class A
1,600 21,664
(Cost $1,491,049)
1,292,408
Chile — 0.3%
Banco de Chile
229,909 26,176
Number
of Shares Value $
Banco de Credito e Inversiones
SA
1,002 28,503
Banco Santander Chile
361,176 17,166
Cencosud SA
11,525 24,201
Cia Sud Americana de Vapores
SA
143,159 7,655
Empresas CMPC SA
6,245 9,819
Enel Americas SA
122,507 11,356
Falabella SA *
6,819 23,050
Latam Airlines Group SA
1,750,973 24,213
(Cost $145,680)
172,139
China — 28.6%
360 Security Technology, Inc.,
Class A
8,841 16,339
37 Interactive Entertainment
Network Technology Group
Co. Ltd., Class A
3,838 8,925
3peak, Inc., Class A *
525 7,742
AAC Technologies Holdings, Inc.
3,399 15,288
Accelink Technologies Co. Ltd.,
Class A
925 5,377
ACM Research Shanghai, Inc.,
Class A
533 8,527
Advanced Micro-Fabrication
Equipment, Inc., China, Class
A
583 17,850
AECC Aero-Engine Control Co.
Ltd., Class A
172 524
Agricultural Bank of China Ltd.,
Class A
28,873 19,154
Agricultural Bank of China Ltd.,
Class H
139,821 69,717
Aier Eye Hospital Group Co. Ltd.,
Class A
10,525 21,310
Air China Ltd., Class A *
2,180 2,490
Air China Ltd., Class H *
12,344 7,979
Aisino Corp., Class A
3,784 5,203
Akeso, Inc., 144A *
3,607 33,884
Alibaba Group Holding Ltd.
126,877 1,363,901
Amlogic Shanghai Co. Ltd.,
Class A *
940 8,918
Angang Steel Co. Ltd., Class A *
6,420 2,143
Angel Yeast Co. Ltd., Class A
659 3,135
Anhui Expressway Co. Ltd.,
Class A
3,580 7,253
Anhui Expressway Co. Ltd.,
Class H
4,619 5,390
Anjoy Foods Group Co. Ltd.,
Class A
211 2,554
Anker Innovations Technology
Co. Ltd., Class A
637 7,205
ANTA Sports Products Ltd.
6,547 64,700
Apeloa Pharmaceutical Co. Ltd.,
Class A
2,368 5,428
APT Medical, Inc., Class A
101 5,051

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Asia - Potash International
Investment Guangzhou Co.
Ltd., Class A *
1,180 3,395
ASR Microelectronics Co. Ltd.,
Class A *
1,473 7,939
Asymchem Laboratories Tianjin
Co. Ltd., Class A
878 10,160
Asymchem Laboratories Tianjin
Co. Ltd., Class H, 144A
712 4,708
Autobio Diagnostics Co. Ltd.,
Class A
826 5,294
Autohome, Inc., ADR
809 22,256
Avary Holding Shenzhen Co.
Ltd., Class A
702 3,249
AVIC Industry-Finance Holdings
Co. Ltd., Class A
25,699 14,461
BAIC BluePark New Energy
Technology Co. Ltd., Class A *
5,106 6,437
Baidu, Inc., ADR *
23 1,956
Baidu, Inc., Class A *
17,732 185,260
Bank of Beijing Co. Ltd., Class A
11,141 8,789
Bank of Changsha Co. Ltd.,
Class A
3,346 3,946
Bank of Chengdu Co. Ltd., Class
A
2,245 4,929
Bank of China Ltd., Class A
16,558 11,441
Bank of China Ltd., Class H
414,123 192,119
Bank of Chongqing Co. Ltd.,
Class A
5,355 6,544
Bank of Chongqing Co. Ltd.,
Class H
7,964 5,875
Bank of Communications Co.
Ltd., Class A
14,571 14,731
Bank of Communications Co.
Ltd., Class H
37,719 27,241
Bank of Guiyang Co. Ltd., Class
A
7,089 5,905
Bank of Hangzhou Co. Ltd.,
Class A
4,901 9,565
Bank of Jiangsu Co. Ltd., Class A
8,632 10,774
Bank of Nanjing Co. Ltd., Class A
4,454 6,493
Bank of Ningbo Co. Ltd., Class A
3,185 10,837
Bank of Shanghai Co. Ltd., Class
A
9,945 11,247
Bank of Suzhou Co. Ltd., Class A
6,130 6,696
Bank of Zhengzhou Co. Ltd.,
Class A *
15,408 4,505
Baoshan Iron & Steel Co. Ltd.,
Class A
2,095 1,913
BBMG Corp., Class A
1,399 363
Beijing Capital Eco-Environment
Protection Group Co. Ltd.,
Class A
7,420 3,357
Beijing Compass Technology
Development Co. Ltd., Class
A *
1,380 18,976
Beijing Dabeinong Technology
Group Co. Ltd., Class A *
3,552 2,244
Number
of Shares Value $
Beijing E-Hualu Information
Technology Co. Ltd., Class A *
2,689 9,999
Beijing Enlight Media Co. Ltd.,
Class A
5,747 6,999
Beijing Kingsoft Office Software,
Inc., Class A
445 18,089
Beijing New Building Materials
PLC, Class A
410 1,613
Beijing Originwater Technology
Co. Ltd., Class A
5,098 4,120
Beijing Roborock Technology Co.
Ltd., Class A
178 5,266
Beijing Shiji Information
Technology Co. Ltd., Class A
9,664 10,236
Beijing Tiantan Biological
Products Corp. Ltd., Class A
2,090 6,195
Beijing Tong Ren Tang Co. Ltd.,
Class A
1,031 5,796
Beijing Ultrapower Software Co.
Ltd., Class A
4,074 6,793
Beijing United Information
Technology Co. Ltd., Class A
943 3,443
Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class A
754 7,585
Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
28,162 22,256
Bethel Automotive Safety
Systems Co. Ltd., Class A
937 5,610
Betta Pharmaceuticals Co. Ltd.,
Class A
1,550 11,832
BGI Genomics Co. Ltd., Class A
1,319 8,299
Bilibili, Inc., Class Z *
2,540 48,636
Bloomage Biotechnology Corp.
Ltd., Class A
770 6,283
BOC International China Co.
Ltd., Class A
4,733 7,559
BOE Technology Group Co. Ltd.,
Class A
7,848 4,654
BTG Hotels Group Co. Ltd.,
Class A
2,431 4,828
BYD Co. Ltd., Class A
410 15,541
BYD Co. Ltd., Class H
4,435 144,536
By-health Co. Ltd., Class A
1,472 2,542
Caida Securities Co. Ltd., Class
A
4,385 4,572
Caitong Securities Co. Ltd.,
Class A
6,659 7,724
Cambricon Technologies Corp.
Ltd., Class A *
347 26,848
Cathay Biotech, Inc., Class A
972 5,988
CECEP Solar Energy Co. Ltd.,
Class A
6,042 4,150
CECEP Wind-Power Corp., Class
A
12,684 5,581
CETC Cyberspace Security
Technology Co. Ltd., Class A
1,352 3,351
CGN Power Co. Ltd., Class A
10,093 5,443

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
CGN Power Co. Ltd., Class H,
144A
102,882 34,111
Changchun High-Tech Industry
Group Co. Ltd., Class A
656 9,701
Changjiang Securities Co. Ltd.,
Class A
7,822 7,530
Changzhou Xingyu Automotive
Lighting Systems Co. Ltd.,
Class A
471 8,740
Chaozhou Three-Circle Group
Co. Ltd., Class A
1,863 9,391
Chengdu Xingrong Environment
Co. Ltd., Class A
5,740 5,581
Chengxin Lithium Group Co.
Ltd., Class A
1,711 3,728
Chifeng Jilong Gold Mining Co.
Ltd., Class A
1,723 4,030
China Baoan Group Co. Ltd.,
Class A
3,218 4,376
China Cinda Asset Management
Co. Ltd., Class H
117,680 19,055
China CITIC Bank Corp. Ltd.,
Class A
11,287 10,570
China CITIC Bank Corp. Ltd.,
Class H
53,638 34,189
China Communications Services
Corp. Ltd., Class H
14,407 7,554
China Construction Bank Corp.,
Class A
4,683 5,154
China Construction Bank Corp.,
Class H
460,027 345,838
China Eastern Airlines Corp.
Ltd., Class A *
4,242 2,387
China Eastern Airlines Corp.
Ltd., Class H *
16,910 5,389
China Energy Engineering Corp.
Ltd., Class A
1,261 407
China Energy Engineering Corp.
Ltd., Class H
30,092 3,790
China Enterprise Co. Ltd., Class
A
13,553 5,626
China Everbright Bank Co. Ltd.,
Class A
32,179 15,977
China Everbright Bank Co. Ltd.,
Class H
32,737 11,359
China Feihe Ltd., 144A
8,369 6,163
China Film Co. Ltd., Class A
3,494 5,744
China Galaxy Securities Co. Ltd.,
Class A
8,568 18,423
China Galaxy Securities Co. Ltd.,
Class H
29,129 26,391
China Great Wall Securities Co.
Ltd., Class A
6,065 7,302
China Greatwall Technology
Group Co. Ltd., Class A *
3,880 9,001
China Green Electricity
Investment of Tianjin Co. Ltd.,
Class A
6,450 8,300
Number
of Shares Value $
China International Capital Corp.
Ltd., Class A
2,685 13,168
China International Capital Corp.
Ltd., Class H, 144A
17,126 29,799
China Jushi Co. Ltd., Class A
2,109 3,301
China Life Insurance Co. Ltd.,
Class H
32,112 60,745
China Literature Ltd., 144A *
4,342 15,791
China Merchants Bank Co. Ltd.,
Class A
7,523 37,705
China Merchants Bank Co. Ltd.,
Class H
18,506 83,831
China Merchants Expressway
Network & Technology
Holdings Co. Ltd., Class A
4,633 7,597
China Merchants Securities Co.
Ltd., Class A
5,819 15,377
China Merchants Securities Co.
Ltd., Class H, 144A
13,132 25,044
China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A
5,690 9,244
China Minsheng Banking Corp.
Ltd., Class A
20,232 11,050
China Minsheng Banking Corp.
Ltd., Class H
38,709 15,073
China National Chemical
Engineering Co. Ltd., Class A
1,788 2,010
China National Medicines Corp.
Ltd., Class A
318 1,500
China National Nuclear Power
Co. Ltd., Class A
4,770 6,204
China National Software &
Service Co. Ltd., Class A *
2,122 16,231
China Pacific Insurance Group
Co. Ltd., Class A
982 4,591
China Pacific Insurance Group
Co. Ltd., Class H
9,635 30,274
China Railway Signal &
Communication Corp. Ltd.,
Class A
601 527
China Railway Signal &
Communication Corp. Ltd.,
Class H, 144A
10,959 4,352
China Rare Earth Resources And
Technology Co. Ltd., Class A
2,303 9,815
China Resources Double Crane
Pharmaceutical Co. Ltd.,
Class A
2,420 7,116
China Resources
Microelectronics Ltd., Class A
1,080 7,501
China Resources Mixc Lifestyle
Services Ltd., 144A
6,066 22,801
China Resources Pharmaceutical
Group Ltd., 144A
6,657 4,491
China Resources Sanjiu Medical
& Pharmaceutical Co. Ltd.,
Class A
1,452 9,034

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
China Science Publishing &
Media Ltd., Class A
1,522 4,809
China South Publishing & Media
Group Co. Ltd., Class A
2,233 3,908
China Southern Airlines Co. Ltd.,
Class A *
490 457
China Southern Airlines Co. Ltd.,
Class H *
7,562 3,702
China Three Gorges Renewables
Group Co. Ltd., Class A
17,344 10,908
China Tourism Group Duty Free
Corp. Ltd., Class A
1,474 14,139
China Tourism Group Duty Free
Corp. Ltd., Class H, 144A
1,013 6,724
China Tower Corp. Ltd., Class
H, 144A
218,088 28,587
China United Network
Communications Ltd., Class A
12,531 8,901
China Vanke Co. Ltd., Class A *
7,112 8,436
China Vanke Co. Ltd., Class H *
20,323 16,767
China World Trade Center Co.
Ltd., Class A
1,640 5,080
China Yangtze Power Co. Ltd.,
Class A
15,715 59,214
China Zhenhua Group Science &
Technology Co. Ltd., Class A
837 5,340
China Zheshang Bank Co. Ltd.,
Class A
15,840 6,335
China Zheshang Bank Co. Ltd.,
Class H
58,842 16,258
Chinalin Securities Co. Ltd.,
Class A
2,075 4,267
Chinese Universe Publishing and
Media Group Co. Ltd., Class A
3,020 5,248
Chongqing Brewery Co. Ltd.,
Class A
313 2,671
Chongqing Rural Commercial
Bank Co. Ltd., Class A
5,159 3,999
Chongqing Rural Commercial
Bank Co. Ltd., Class H
20,393 11,190
Chongqing Taiji Industry Group
Co. Ltd., Class A
708 2,502
Chongqing Water Group Co.
Ltd., Class A
4,510 3,085
Chongqing Zhifei Biological
Products Co. Ltd., Class A
2,092 8,480
Chow Tai Seng Jewellery Co.
Ltd., Class A
2,980 5,364
CITIC Securities Co. Ltd., Class A
7,620 32,317
CITIC Securities Co. Ltd., Class
H
18,589 52,674
CNGR Advanced Material Co.
Ltd., Class A
98 540
CNPC Capital Co. Ltd., Class A
458 471
Contemporary Amperex
Technology Co. Ltd., Class A
119 4,288
COSCO SHIPPING Development
Co. Ltd., Class A
7,608 2,739
Number
of Shares Value $
COSCO SHIPPING Development
Co. Ltd., Class H
45,631 6,099
COSCO SHIPPING Holdings Co.
Ltd., Class A
248 465
Country Garden Holdings Co.
Ltd. * (a)
1,231,515 76,757
Country Garden Services
Holdings Co. Ltd.
6,199 4,501
CRRC Corp. Ltd., Class A
2,383 2,606
CSC Financial Co. Ltd., Class A
2,981 11,212
CSC Financial Co. Ltd., Class H,
144A
17,037 22,857
CSPC Innovation Pharmaceutical
Co. Ltd., Class A
2,200 8,651
CSSC Science & Technology Co.
Ltd., Class A
2,830 5,215
DaShenLin Pharmaceutical
Group Co. Ltd., Class A
2,593 5,572
DHC Software Co. Ltd., Class A
6,626 7,055
Do-Fluoride New Materials Co.
Ltd., Class A
1,242 2,270
Dong-E-E-Jiao Co. Ltd., Class A
925 7,390
Dongfeng Motor Group Co. Ltd.,
Class H
6,427 2,891
Dongxing Securities Co. Ltd.,
Class A
5,976 9,379
East Buy Holding Ltd., 144A *
5,434 10,279
East Money Information Co. Ltd.,
Class A
12,395 46,601
Eastroc Beverage Group Co.
Ltd., Class A
511 15,070
Easyhome New Retail Group Co.
Ltd., Class A
10,320 4,313
Ecovacs Robotics Co. Ltd., Class
A
473 3,347
Edifier Technology Co. Ltd.,
Class A
2,240 5,005
Empyrean Technology Co. Ltd.,
Class A
820 14,243
ENN Energy Holdings Ltd.
982 6,594
Eoptolink Technology, Inc. Ltd.,
Class A
560 8,878
Everbright Securities Co. Ltd.,
Class A
4,192 11,384
Everbright Securities Co. Ltd.,
Class H, 144A
13,141 13,915
Everdisplay Optronics Shanghai
Co. Ltd., Class A *
31,685 10,663
Fangda Carbon New Material
Co. Ltd., Class A
3,230 2,303
First Capital Securities Co. Ltd.,
Class A
8,083 9,944
Focus Media Information
Technology Co. Ltd., Class A
9,470 9,012
Foshan Haitian Flavouring &
Food Co. Ltd., Class A
1,978 12,314
Founder Securities Co. Ltd.,
Class A
7,054 8,338

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Foxconn Industrial Internet Co.
Ltd., Class A
3,163 9,680
Fujian Sunner Development Co.
Ltd., Class A
196 378
Full Truck Alliance Co. Ltd., ADR
5,414 54,194
Fuyao Glass Industry Group Co.
Ltd., Class A
1,010 7,801
Fuyao Glass Industry Group Co.
Ltd., Class H, 144A
3,641 24,495
GalaxyCore, Inc., Class A
4,280 9,433
Gan & Lee Pharmaceuticals Co.
Ltd., Class A
987 6,342
Ganfeng Lithium Group Co. Ltd.,
Class A
424 2,459
Ganfeng Lithium Group Co. Ltd.,
Class H, 144A
1,831 5,918
G-bits Network Technology
Xiamen Co. Ltd., Class A
308 8,803
GDS Holdings Ltd., Class A *
3,695 9,060
GEM Co. Ltd., Class A
518 496
Gemdale Corp., Class A
6,828 5,471
Genscript Biotech Corp. *
12,002 16,627
GF Securities Co. Ltd., Class A
6,396 14,502
GF Securities Co. Ltd., Class H
16,474 22,737
Giant Biogene Holding Co. Ltd.,
144A
3,081 19,797
Giant Network Group Co. Ltd.,
Class A
2,571 4,723
GigaDevice Semiconductor, Inc.,
Class A *
418 4,945
Ginlong Technologies Co. Ltd.,
Class A
562 5,260
Glodon Co. Ltd., Class A
5,679 10,065
GoerTek, Inc., Class A
180 633
Goldwind Science & Technology
Co. Ltd., Class A
1,595 2,455
Goldwind Science & Technology
Co. Ltd., Class H
3,563 3,379
GoodWe Technologies Co. Ltd.,
Class A
451 2,983
Gree Electric Appliances, Inc. of
Zhuhai, Class A
1,930 11,201
Greenland Holdings Corp. Ltd.,
Class A *
9,899 3,167
Greentown China Holdings Ltd.
11,270 13,788
GRG Banking Equipment Co.
Ltd., Class A
2,345 4,224
Guangdong Haid Group Co. Ltd.,
Class A
106 678
Guangdong Provincial
Expressway Development Co.
Ltd., Class A
3,730 6,081
Guangzhou Automobile Group
Co. Ltd., Class H
3,681 1,410
Guangzhou Baiyun International
Airport Co. Ltd., Class A
5,267 7,061
Number
of Shares Value $
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class A
366 1,464
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class H
1,641 3,817
Guangzhou Haige
Communications Group, Inc.
Co., Class A
6,242 11,019
Guangzhou Kingmed
Diagnostics Group Co. Ltd.,
Class A
711 3,161
Guangzhou Port Co. Ltd., Class
A
10,872 5,203
Guangzhou Shiyuan Electronic
Technology Co. Ltd., Class A
502 2,659
Guangzhou Tinci Materials
Technology Co. Ltd., Class A
1,204 4,100
Guangzhou Yuexiu Capital
Holdings Group Co. Ltd.,
Class A
7,572 7,916
Guolian Securities Co. Ltd.,
Class A
9,302 15,703
Guolian Securities Co. Ltd.,
Class H
27,856 15,644
Guosen Securities Co. Ltd.,
Class A
5,918 9,378
Guotai Junan Securities Co. Ltd.,
Class A
4,202 10,971
Guotai Junan Securities Co. Ltd.,
Class H, 144A
10,863 16,110
Guoyuan Securities Co. Ltd.,
Class A
7,115 8,321
H World Group Ltd., ADR
1,060 34,100
Haidilao International Holding
Ltd., 144A
9,886 19,717
Haier Smart Home Co. Ltd.,
Class A
600 2,344
Haier Smart Home Co. Ltd.,
Class H
9,167 31,159
Hainan Airlines Holding Co. Ltd.,
Class A *
43,972 10,552
Hainan Airport Infrastructure Co.
Ltd., Class A *
14,185 7,513
Haisco Pharmaceutical Group
Co. Ltd., Class A
1,688 9,163
Haitian International Holdings
Ltd.
2,322 5,914
Haitong Securities Co. Ltd.,
Class A
6,533 10,281
Haitong Securities Co. Ltd.,
Class H
29,050 25,834
Hangjin Technology Co. Ltd.,
Class A
2,010 5,397
Hangzhou Binjiang Real Estate
Group Co. Ltd., Class A
5,534 7,228
Hangzhou Chang Chuan
Technology Co. Ltd., Class A
1,324 8,345

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Hangzhou First Applied Material
Co. Ltd., Class A
3,189 7,684
Hangzhou GreatStar Industrial
Co. Ltd.
1,163 4,475
Hangzhou Lion Microelectronics
Co. Ltd., Class A
1,361 4,993
Hangzhou Oxygen Plant Group
Co. Ltd., Class A
754 2,480
Hangzhou Robam Appliances
Co. Ltd., Class A
640 2,000
Hangzhou Silan Microelectronics
Co. Ltd., Class A *
1,936 7,391
Hangzhou Tigermed Consulting
Co. Ltd., Class A
886 7,901
Hangzhou Tigermed Consulting
Co. Ltd., Class H, 144A
2,149 9,307
Hansoh Pharmaceutical Group
Co. Ltd., 144A
10,571 26,218
Haohua Chemical Science &
Technology Co. Ltd., Class A
647 2,706
Hebei Yangyuan Zhihui Beverage
Co. Ltd., Class A
1,744 5,157
Hefei Meiya Optoelectronic
Technology, Inc., Class A
896 1,823
Heilongjiang Agriculture Co.
Ltd., Class A
2,131 4,332
Hengan International Group Co.
Ltd.
545 1,558
Hengdian Group DMEGC
Magnetics Co. Ltd., Class A
780 1,448
Hengtong Optic-electric Co. Ltd.,
Class A
1,432 3,488
Hithink RoyalFlush Information
Network Co. Ltd., Class A
697 32,268
HLA Group Corp. Ltd., Class A
3,060 2,591
Hongta Securities Co. Ltd.,
Class A
5,773 6,752
Hoshine Silicon Industry Co.
Ltd., Class A
726 5,918
Hoymiles Power Electronics,
Inc., Class A
464 7,985
Hoyuan Green Energy Co. Ltd.,
Class A
116 340
Hua Hong Semiconductor Ltd.,
144A
5,919 15,631
Huaan Securities Co. Ltd., Class
A
9,521 8,207
Huadong Medicine Co. Ltd.,
Class A
1,289 6,930
Huafon Chemical Co. Ltd., Class
A
2,185 2,501
Huagong Tech Co. Ltd., Class A
1,277 6,289
Hualan Biological Engineering,
Inc., Class A
2,345 5,453
Huali Industrial Group Co. Ltd.,
Class A
247 2,571
Huaneng Lancang River
Hydropower, Inc., Class A
6,270 8,042
Number
of Shares Value $
Huatai Securities Co. Ltd., Class
A
4,519 11,200
Huatai Securities Co. Ltd., Class
H, 144A
12,929 22,264
Huaxi Securities Co. Ltd., Class
A
5,800 7,071
Huaxia Bank Co. Ltd., Class A
8,683 9,066
Huaxia Eye Hospital Group Co.
Ltd., Class A
2,460 7,278
Hubei Feilihua Quartz Glass Co.
Ltd., Class A
1,153 6,692
Huizhou Desay Sv Automotive
Co. Ltd., Class A
784 13,502
Humanwell Healthcare Group
Co. Ltd., Class A
1,722 5,277
Hundsun Technologies, Inc.,
Class A
3,294 13,938
Hygeia Healthcare Holdings Co.
Ltd., 144A *
4,167 8,589
Hygon Information Technology
Co. Ltd., Class A
1,486 25,785
IEIT Systems Co. Ltd., Class A
860 5,670
Iflytek Co. Ltd., Class A
2,299 16,269
Imeik Technology Development
Co. Ltd., Class A
428 12,508
Industrial & Commercial Bank of
China Ltd., Class A
21,200 17,982
Industrial & Commercial Bank of
China Ltd., Class H
340,595 199,589
Industrial Bank Co. Ltd., Class A
7,695 19,156
Industrial Securities Co. Ltd.,
Class A
8,743 7,766
Ingenic Semiconductor Co. Ltd.,
Class A
959 9,124
Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
941 3,709
Innovation New Material
Technology Co. Ltd., Class A
9,390 5,154
Innovent Biologics, Inc., 144A *
10,836 53,682
iQIYI, Inc., ADR *
4,514 9,750
Isoftstone Information
Technology Group Co. Ltd.,
Class A
1,157 10,197
J&T Global Express Ltd. *
40,466 30,369
Jafron Biomedical Co. Ltd.,
Class A
1,855 7,798
Jason Furniture Hangzhou Co.
Ltd., Class A
525 2,038
JCHX Mining Management Co.
Ltd., Class A
450 2,425
JD Health International, Inc.,
144A *
10,619 38,687
JD Logistics, Inc., 144A *
10,587 18,911
JD.com, Inc., Class A
11,561 213,643
Jiangsu Changshu Rural
Commercial Bank Co. Ltd.,
Class A
4,470 4,692

DBX ETF Trust | 7
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Jiangsu Eastern Shenghong Co.
Ltd., Class A
1,617 2,128
Jiangsu Financial Leasing Co.
Ltd., Class A
11,070 7,802
Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class A
4,298 30,048
Jiangsu Nhwa Pharmaceutical
Co. Ltd., Class A
1,555 5,797
Jiangsu Pacific Quartz Co. Ltd.,
Class A
1,790 7,261
Jiangsu Phoenix Publishing &
Media Corp. Ltd., Class A
1,927 2,783
Jiangsu Yangnong Chemical Co.
Ltd., Class A
91 685
Jiangsu Yoke Technology Co.
Ltd., Class A
404 3,577
Jiangsu Yuyue Medical
Equipment & Supply Co. Ltd.,
Class A
1,230 5,853
Jiangxi Special Electric Motor
Co. Ltd., Class A *
1,680 2,011
Jinduicheng Molybdenum Co.
Ltd., Class A
2,760 4,001
Jinko Solar Co. Ltd., Class A
2,117 2,555
Joincare Pharmaceutical Group
Industry Co. Ltd., Class A
3,020 4,802
Jonjee Hi-Tech Industrial And
Commercial Holding Co. Ltd.,
Class A
545 1,769
Juneyao Airlines Co. Ltd., Class
A
1,403 2,800
J-Yuan Trust Co. Ltd., Class A *
22,810 11,388
Kanzhun Ltd., ADR
2,004 27,054
KE Holdings, Inc., ADR
4,256 80,226
Keda Industrial Group Co. Ltd.,
Class A
212 250
Kingdee International Software
Group Co. Ltd. *
28,249 31,801
Kingnet Network Co. Ltd., Class
A
3,244 6,094
Kingsoft Corp. Ltd.
9,825 39,646
Kuaishou Technology, 144A *
13,701 84,866
Kuang-Chi Technologies Co.
Ltd., Class A
3,331 18,436
Kunlun Tech Co. Ltd., Class A
1,498 9,526
LB Group Co. Ltd., Class A
337 828
Lenovo Group Ltd.
64,716 75,764
Lens Technology Co. Ltd., Class
A
185 527
Lepu Medical Technology Beijing
Co. Ltd., Class A
2,286 3,793
Li Auto, Inc., Class A *
9,766 114,332
Li Ning Co. Ltd.
11,816 24,235
Liaoning Port Co. Ltd., Class A
32,257 7,029
Livzon Pharmaceutical Group,
Inc., Class A
530 2,792
Number
of Shares Value $
Livzon Pharmaceutical Group,
Inc., Class H
1,663 5,685
Longfor Group Holdings Ltd.,
144A
19,504 27,370
LONGi Green Energy Technology
Co. Ltd., Class A
3,090 7,884
Lufax Holding Ltd., ADR
1,761 4,314
Luxshare Precision Industry Co.
Ltd., Class A
2,511 13,396
Mango Excellent Media Co. Ltd.,
Class A
2,050 8,148
Maxscend Microelectronics Co.
Ltd., Class A
754 9,648
MeiHua Holdings Group Co. Ltd.,
Class A
2,532 3,730
Meinian Onehealth Healthcare
Holdings Co. Ltd., Class A
7,143 4,847
Meituan, Class B, 144A *
37,050 803,225
Metallurgical Corp. of China
Ltd., Class A
902 416
Metallurgical Corp. of China
Ltd., Class H
9,053 1,908
Midea Group Co. Ltd., Class A
1,940 18,764
Ming Yang Smart Energy Group
Ltd., Class A
2,580 5,053
MINISO Group Holding Ltd.
4,209 20,933
Minmetals Capital Co. Ltd.,
Class A
13,230 13,119
Minth Group Ltd. *
3,574 6,109
Montage Technology Co. Ltd.,
Class A
1,274 11,839
Muyuan Foods Co. Ltd., Class
A *
834 4,685
Nanjing King-Friend Biochemical
Pharmaceutical Co. Ltd.,
Class A
2,996 6,041
Nanjing Securities Co. Ltd.,
Class A
6,180 7,705
NARI Technology Co. Ltd., Class
A
3,287 11,188
National Silicon Industry Group
Co. Ltd., Class A
4,250 12,643
NAURA Technology Group Co.
Ltd., Class A
262 15,021
NavInfo Co. Ltd., Class A *
10,461 14,096
NetEase, Inc.
14,842 256,345
New China Life Insurance Co.
Ltd., Class A
66 431
New China Life Insurance Co.
Ltd., Class H
2,965 9,068
New Hope Liuhe Co. Ltd., Class
A *
1,990 2,616
New Oriental Education &
Technology Group, Inc.
6,673 39,790
New Oriental Education &
Technology Group, Inc., ADR
112 6,532
Ninestar Corp., Class A *
1,823 6,708

8 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Ningbo Deye Technology Co.
Ltd., Class A
696 8,280
Ningbo Joyson Electronic Corp.,
Class A
1,380 2,998
Ningbo Orient Wires & Cables
Co. Ltd., Class A
95 755
Ningbo Sanxing Medical Electric
Co. Ltd., Class A
1,230 5,250
Ningbo Shanshan Co. Ltd.,
Class A
1,502 1,806
Ningbo Tuopu Group Co. Ltd.,
Class A
1,010 7,285
Ningbo Zhoushan Port Co. Ltd.,
Class A
12,398 6,532
NIO, Inc., ADR * (b)
11,755 52,662
Nongfu Spring Co. Ltd., Class
H, 144A
15,403 65,519
OFILM Group Co. Ltd., Class A *
2,610 4,820
Onewo, Inc., Class H
1,912 5,356
Oppein Home Group, Inc., Class
A
287 2,850
Orient Securities Co. Ltd., Class
A
6,375 9,592
Orient Securities Co. Ltd., Class
H, 144A
21,204 14,115
Oriental Pearl Group Co. Ltd.,
Class A
7,830 8,963
Ovctek China, Inc., Class A
3,614 9,406
Pacific Securities Co. Ltd., Class
A *
13,360 8,494
People.cn Co. Ltd., Class A
1,952 6,755
People's Insurance Co. Group of
China Ltd., Class A
560 559
People's Insurance Co. Group of
China Ltd., Class H
22,369 10,665
Perfect World Co. Ltd., Class A
3,476 6,194
Pharmaron Beijing Co. Ltd.,
Class A
1,155 4,382
Pharmaron Beijing Co. Ltd.,
Class H, 144A
6,371 10,922
PICC Property & Casualty Co.
Ltd., Class H
27,207 41,187
Ping An Bank Co. Ltd., Class A
6,450 10,123
Ping An Insurance Group Co. of
China Ltd., Class A
5,427 39,857
Ping An Insurance Group Co. of
China Ltd., Class H
52,723 303,537
Piotech, Inc., Class A
501 13,772
Poly Developments and
Holdings Group Co. Ltd.,
Class A
6,726 9,499
Poly Property Services Co. Ltd.,
Class H
414 1,673
Pop Mart International Group
Ltd., 144A
5,318 61,405
Postal Savings Bank of China
Co. Ltd., Class A
3,272 2,392
Number
of Shares Value $
Postal Savings Bank of China
Co. Ltd., Class H, 144A
38,573 21,860
Qi An Xin Technology Group,
Inc., Class A *
2,273 9,587
Qifu Technology, Inc., ADR
514 19,589
Qinghai Salt Lake Industry Co.
Ltd., Class A *
2,321 5,717
Quzhou Xin'an Development Co.
Ltd., Class A *
34,909 14,299
Range Intelligent Computing
Technology Group Co. Ltd.,
Class A
2,350 10,754
Raytron Technology Co. Ltd.,
Class A
1,626 10,764
Remegen Co. Ltd., Class A *
1,843 9,120
Remegen Co. Ltd., Class H,
144A *
3,913 8,931
Rockchip Electronics Co. Ltd.,
Class A
848 9,858
Ruijie Networks Co. Ltd., Class A
1,530 10,346
SAIC Motor Corp. Ltd., Class A
1,188 2,880
Sanan Optoelectronics Co. Ltd.,
Class A
3,818 6,809
Sangfor Technologies, Inc.,
Class A
782 7,032
Sany Heavy Industry Co. Ltd.,
Class A
978 2,358
SDIC Capital Co. Ltd., Class A
7,377 7,855
Sealand Securities Co. Ltd.,
Class A
13,024 8,317
Seazen Holdings Co. Ltd., Class
A *
1,500 2,828
SenseTime Group, Inc., Class B,
144A *
170,655 32,677
Seres Group Co. Ltd., Class A *
1,225 20,543
SF Holding Co. Ltd., Class A
2,050 11,654
SG Micro Corp., Class A
869 10,517
Shandong Gold Mining Co. Ltd.,
Class A
1,201 4,052
Shandong Gold Mining Co. Ltd.,
Class H, 144A
4,144 7,328
Shandong Hi-speed Co. Ltd.,
Class A
5,208 6,615
Shandong Linglong Tyre Co.
Ltd., Class A
667 1,757
Shandong Pharmaceutical Glass
Co. Ltd., Class A
1,940 6,561
Shandong Publishing & Media
Co. Ltd., Class A
3,320 4,877
Shandong Sinocera Functional
Material Co. Ltd., Class A
1,317 3,360
Shandong Weigao Group
Medical Polymer Co. Ltd.,
Class H
20,688 11,964
Shanghai Aiko Solar Energy Co.
Ltd., Class A *
6,174 13,582
Shanghai Baosight Software Co.
Ltd., Class A
2,526 9,762

DBX ETF Trust | 9
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Shanghai Baosight Software Co.
Ltd., Class B
9,218 15,265
Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A
381 9,464
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A
1,751 6,443
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H
7,050 12,974
Shanghai Fudan
Microelectronics Group Co.
Ltd., Class A
1,609 9,227
Shanghai Fudan
Microelectronics Group Co.
Ltd., Class H
2,832 5,561
Shanghai International Airport
Co. Ltd., Class A
1,863 8,970
Shanghai International Port
Group Co. Ltd., Class A
7,960 6,367
Shanghai Jinjiang International
Hotels Co. Ltd., Class A
1,376 4,919
Shanghai Junshi Biosciences Co.
Ltd., Class A *
1,752 7,534
Shanghai Junshi Biosciences Co.
Ltd., Class H, 144A *
4,322 7,343
Shanghai Lingang Holdings
Corp. Ltd., Class A
4,041 5,830
Shanghai Lujiazui Finance &
Trade Zone Development Co.
Ltd., Class A
4,258 6,143
Shanghai M&G Stationery, Inc.,
Class A
1,031 4,732
Shanghai Moons' Electric Co.
Ltd., Class A
1,010 7,486
Shanghai Pharmaceuticals
Holding Co. Ltd., Class A
154 462
Shanghai Pudong Development
Bank Co. Ltd., Class A
11,561 15,084
Shanghai Putailai New Energy
Technology Co. Ltd., Class A
1,068 2,936
Shanghai RAAS Blood Products
Co. Ltd., Class A
7,052 7,314
Shanghai Rural Commercial
Bank Co. Ltd., Class A
6,342 7,277
Shanghai United Imaging
Healthcare Co. Ltd., Class A
749 13,548
Shanghai Yuyuan Tourist Mart
Group Co. Ltd., Class A
5,497 4,776
Shanghai Zhangjiang High-Tech
Park Development Co. Ltd.,
Class A
2,711 10,645
Shanghai Zhonggu Logistics Co.
Ltd., Class A
4,290 5,171
Shanjin International Gold Co.
Ltd., Class A
3,002 6,740
Shanxi Securities Co. Ltd., Class
A
8,109 7,348
Shengyi Technology Co. Ltd.,
Class A
1,205 3,500
Number
of Shares Value $
Shennan Circuits Co. Ltd., Class
A
264 3,600
Shenwan Hongyuan Group Co.
Ltd., Class A
17,860 13,203
Shenzhen Capchem Technology
Co. Ltd., Class A
506 2,861
Shenzhen Fastprint Circuit Tech
Co. Ltd., Class A
4,470 7,312
Shenzhen Goodix Technology
Co. Ltd., Class A (a)
762 8,597
Shenzhen Hepalink
Pharmaceutical Group Co.
Ltd., Class A *
1,751 2,688
Shenzhen Inovance Technology
Co. Ltd., Class A
1,681 13,980
Shenzhen Kaifa Technology Co.
Ltd., Class A
222 617
Shenzhen Kangtai Biological
Products Co. Ltd., Class A
3,404 8,704
Shenzhen Kedali Industry Co.
Ltd., Class A
10 147
Shenzhen Longsys Electronics
Co. Ltd., Class A
410 4,991
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
783 28,131
Shenzhen New Industries
Biomedical Engineering Co.
Ltd., Class A
1,075 9,692
Shenzhen Overseas Chinese
Town Co. Ltd., Class A *
21,656 9,110
Shenzhen Salubris
Pharmaceuticals Co. Ltd.,
Class A
1,656 7,948
Shenzhen SC New Energy
Technology Corp., Class A
1,036 10,098
Shenzhen Sunlord Electronics
Co. Ltd., Class A
1,114 4,772
Shenzhen Transsion Holdings
Co. Ltd., Class A
830 10,843
Shenzhou International Group
Holdings Ltd.
6,632 50,710
Shijiazhuang Yiling
Pharmaceutical Co. Ltd.,
Class A
1,895 4,501
Sichuan Chuantou Energy Co.
Ltd., Class A
4,389 9,976
Sichuan Kelun Pharmaceutical
Co. Ltd., Class A
1,135 5,122
Sichuan Kelun-Biotech
Biopharmaceutical Co. Ltd. *
276 6,498
Sichuan Swellfun Co. Ltd., Class
A
1,410 11,660
Silergy Corp.
2,565 33,283
Sinocelltech Group Ltd., Class
A *
980 5,271
Sinolink Securities Co. Ltd.,
Class A
6,033 7,580
Sinoma Science & Technology
Co. Ltd., Class A
948 1,704

10 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Sinomine Resource Group Co.
Ltd., Class A
1,126 5,884
Sinopharm Group Co. Ltd.,
Class H
5,232 13,649
Sinotrans Ltd., Class H
5,607 2,342
Skshu Paint Co. Ltd., Class A
773 5,237
Smoore International Holdings
Ltd., 144A
15,285 22,589
Songcheng Performance
Development Co. Ltd., Class A
4,186 5,450
Sonoscape Medical Corp., Class
A
1,600 7,569
SooChow Securities Co. Ltd.,
Class A
6,994 7,929
Southwest Securities Co. Ltd.,
Class A
12,259 8,166
Spring Airlines Co. Ltd., Class A
359 2,823
StarPower Semiconductor Ltd.,
Class A
570 7,887
Sungrow Power Supply Co. Ltd.,
Class A
1,084 12,152
Sunny Optical Technology Group
Co. Ltd.
3,840 31,064
Sunresin New Materials Co. Ltd.,
Class A
1,227 9,353
Sunwoda Electronic Co. Ltd.,
Class A
194 612
SUPCON Technology Co. Ltd.,
Class A
1,125 7,519
Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class
A
210 743
Suzhou Maxwell Technologies
Co. Ltd., Class A
593 10,092
Suzhou TFC Optical
Communication Co. Ltd.,
Class A
600 8,547
TAL Education Group, ADR *
2,305 22,889
Talkweb Information System Co.
Ltd., Class A *
4,360 12,195
TangShan Port Group Co. Ltd.,
Class A
9,664 5,691
Tasly Pharmaceutical Group Co.
Ltd., Class A
2,061 4,164
TCL Technology Group Corp.,
Class A
618 399
Tencent Holdings Ltd.
50,083 2,561,576
Tencent Music Entertainment
Group, ADR
5,010 57,164
Thunder Software Technology
Co. Ltd., Class A
1,116 8,473
Tianfeng Securities Co. Ltd.,
Class A *
21,869 14,508
Tianjin Pharmaceutical Da Re
Tang Group Corp. Ltd., Class
A
1,010 4,494
Tianqi Lithium Corp., Class A
467 2,459
Tianqi Lithium Corp., Class H
484 1,664
Number
of Shares Value $
Tianshui Huatian Technology Co.
Ltd., Class A
2,327 3,800
Titan Wind Energy Suzhou Co.
Ltd., Class A
2,160 2,735
Tongcheng Travel Holdings Ltd.
10,988 26,801
TongFu Microelectronics Co.
Ltd., Class A
112 463
Tonghua Dongbao
Pharmaceutical Co. Ltd.,
Class A
3,684 4,288
Topchoice Medical Corp., Class
A
792 5,431
Topsports International Holdings
Ltd., 144A
24,079 7,550
TravelSky Technology Ltd., Class
H
12,477 16,772
Trip.com Group Ltd., ADR *
319 20,623
Trip.com Group Ltd. *
4,136 270,275
Tsinghua Tongfang Co. Ltd.,
Class A *
5,972 6,186
Unigroup Guoxin
Microelectronics Co. Ltd.,
Class A
1,180 10,738
Uni-President China Holdings
Ltd.
4,525 4,001
Unisplendour Corp. Ltd., Class A
1,590 5,559
Universal Scientific Industrial
Shanghai Co. Ltd., Class A
1,083 2,118
Venustech Group, Inc., Class A
3,742 8,867
Verisilicon Microelectronics
Shanghai Co. Ltd., Class A *
1,243 8,903
Vipshop Holdings Ltd., ADR
1,850 25,548
Walvax Biotechnology Co. Ltd.,
Class A
3,906 7,973
Wanda Film Holding Co. Ltd.,
Class A *
2,084 3,527
Wangfujing Group Co. Ltd.,
Class A
2,414 4,984
Wangsu Science & Technology
Co. Ltd., Class A
7,010 9,233
Wanhua Chemical Group Co.
Ltd., Class A
450 4,611
Weibo Corp., ADR
1,390 13,344
Weichai Power Co. Ltd., Class A
2,397 4,437
Weichai Power Co. Ltd., Class H
12,018 16,556
Weihai Guangwei Composites
Co. Ltd., Class A
1,442 6,885
Western Mining Co. Ltd., Class A
755 1,754
Western Securities Co. Ltd.,
Class A
7,342 9,144
Western Superconducting
Technologies Co. Ltd., Class A
1,367 8,373
Will Semiconductor Co. Ltd.,
Class A
499 6,789
Wingtech Technology Co. Ltd.,
Class A
575 3,227
Winner Medical Co. Ltd., Class A
751 3,622

DBX ETF Trust | 11
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Winning Health Technology
Group Co. Ltd., Class A
6,474 7,107
WUS Printed Circuit Kunshan
Co. Ltd., Class A
1,163 5,986
WuXi AppTec Co. Ltd., Class A
2,488 17,205
WuXi AppTec Co. Ltd., Class H,
144A
4,013 24,264
Wuxi Autowell Technology Co.
Ltd., Class A
1,009 6,625
Wuxi Biologics Cayman, Inc.,
144A *
32,735 63,101
Wuxi Lead Intelligent Equipment
Co. Ltd., Class A
136 443
WuXi XDC Cayman, Inc. *
3,241 11,475
Xiamen C & D, Inc., Class A
2,477 3,348
Xiamen Faratronic Co. Ltd.,
Class A
627 11,217
Xiaomi Corp., Class B, 144A *
76,899 274,232
Xinyi Solar Holdings Ltd.
27,946 12,354
XPeng, Inc., Class A *
8,879 53,001
Yadea Group Holdings Ltd., 144A
6,909 10,921
Yangzhou Yangjie Electronic
Technology Co. Ltd., Class A
874 5,458
Yealink Network Technology
Corp. Ltd., Class A
1,542 8,062
Yifeng Pharmacy Chain Co. Ltd.,
Class A
1,208 3,902
Yongan Futures Co. Ltd., Class A
6,860 13,567
Yonghui Superstores Co. Ltd.,
Class A *
6,377 4,433
YongXing Special Materials
Technology Co. Ltd., Class A
393 2,379
Yonyou Network Technology Co.
Ltd., Class A *
5,800 10,575
Youngor Fashion Co. Ltd., Class
A
3,847 4,292
YTO Express Group Co. Ltd.,
Class A
1,214 2,419
YUNDA Holding Group Co. Ltd.,
Class A
1,715 1,873
Yunnan Baiyao Group Co. Ltd.,
Class A
1,153 9,114
Yunnan Botanee Bio-Technology
Group Co. Ltd., Class A
735 4,993
Yunnan Energy New Material Co.
Ltd., Class A
982 5,045
Yunnan Yuntianhua Co. Ltd.,
Class A
173 524
Zai Lab Ltd. *
5,526 15,943
Zai Lab Ltd., ADR *
479 13,819
Zangge Mining Co. Ltd., Class A
1,378 5,466
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.,
Class A
326 10,481
Zhaojin Mining Industry Co. Ltd.,
Class H
8,293 12,107
Number
of Shares Value $
Zhefu Holding Group Co. Ltd.,
Class A
7,732 3,572
Zhejiang China Commodities
City Group Co. Ltd., Class A
6,876 13,495
Zhejiang Chint Electrics Co. Ltd.,
Class A
1,347 4,226
Zhejiang Dahua Technology Co.
Ltd., Class A
3,052 6,874
Zhejiang Dingli Machinery Co.
Ltd., Class A
740 6,209
Zhejiang Expressway Co. Ltd.,
Class H
14,500 9,541
Zhejiang Huahai Pharmaceutical
Co. Ltd., Class A
2,832 7,109
Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
2,265 10,880
Zhejiang Jinke Tom Culture
Industry Co. Ltd., Class A *
14,242 14,005
Zhejiang Jiuzhou Pharmaceutical
Co. Ltd., Class A
2,026 4,122
Zhejiang Juhua Co. Ltd., Class A
607 1,873
Zhejiang Leapmotor Technology
Co. Ltd., 144A *
3,988 14,504
Zhejiang NHU Co. Ltd., Class A
2,416 7,247
Zhejiang Shuanghuan Driveline
Co. Ltd., Class A
2,090 8,008
Zhejiang Supor Co. Ltd., Class A
366 2,639
Zhejiang Wanfeng Auto Wheel
Co. Ltd., Class A
1,790 4,876
Zhejiang Weiming Environment
Protection Co. Ltd., Class A
1,443 4,088
Zhejiang Weixing New Building
Materials Co. Ltd., Class A
1,124 2,015
Zheshang Securities Co. Ltd.,
Class A
5,379 9,414
ZhongAn Online P&C Insurance
Co. Ltd., Class H, 144A *
4,327 7,006
Zhongfu Shenying Carbon Fiber
Co. Ltd., Class A
2,036 5,914
Zhongji Innolight Co. Ltd., Class
A
600 10,487
Zhongsheng Group Holdings Ltd.
1,001 1,971
Zhongtai Securities Co. Ltd.,
Class A
7,822 7,509
Zhuhai Huafa Properties Co.
Ltd., Class A
5,800 5,376
Zhuzhou CRRC Times Electric
Co. Ltd., Class H
1,763 6,242
Zhuzhou Kibing Group Co. Ltd.,
Class A
2,028 1,695
Zijin Mining Group Co. Ltd.,
Class A
5,023 10,876
Zijin Mining Group Co. Ltd.,
Class H
26,270 50,436
ZTE Corp., Class A
1,154 4,959
ZTE Corp., Class H
4,461 10,846
ZTO Express Cayman, Inc.
1,931 36,602

12 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
ZTO Express Cayman, Inc., ADR
259 4,921
(Cost $15,400,379)
14,049,740
Colombia — 0.1%
Bancolombia SA
1,833 16,041
Ecopetrol SA
19,046 7,776
Interconexion Electrica SA ESP
2,617 9,973
(Cost $33,234)
33,790
Czech Republic — 0.1%
CEZ AS
632 25,408
Komercni Banka AS
425 14,482
(Cost $46,798)
39,890
Egypt — 0.1%
Abou Kir Fertilizers & Chemical
Industries
130 138
Commercial International Bank -
Egypt (CIB)
10,034 16,470
EFG Holding S.A.E. *
12,467 5,141
E-Finance for Digital & Financial
Investments
14,417 5,902
Misr Fertilizers Production Co.
SAE
3,753 3,072
Talaat Moustafa Group
9,490 11,098
(Cost $52,105)
41,821
Greece — 0.3%
Alpha Services and Holdings SA
10,482 16,236
Athens International Airport SA
804 6,836
Eurobank Ergasias Services and
Holdings SA
12,463 26,327
Hellenic Telecommunications
Organization SA
1,931 30,470
JUMBO SA
651 16,969
Metlen Energy & Metals SA
227 7,447
National Bank of Greece SA
3,142 22,122
Piraeus Financial Holdings SA
4,476 16,381
Star Bulk Carriers Corp.
328 5,681
Terna Energy SA
653 13,718
(Cost $169,842)
162,187
Hong Kong — 0.6%
Beijing Enterprises Water Group
Ltd.
43,702 11,962
BOC Hong Kong Holdings Ltd.
18,310 56,237
Brilliance China Automotive
Holdings Ltd.
13,444 4,959
C&D International Investment
Group Ltd.
6,306 10,422
China Medical System Holdings
Ltd.
15,629 15,726
China Merchants Port Holdings
Co. Ltd.
9,513 15,037
China Overseas Land &
Investment Ltd.
20,453 35,063
China Resources Land Ltd.
15,215 44,971
China Ruyi Holdings Ltd. *
64,715 17,049
Number
of Shares Value $
China State Construction
International Holdings Ltd.
12,847 17,896
China Taiping Insurance
Holdings Co. Ltd.
4,885 7,709
China Traditional Chinese
Medicine Holdings Co. Ltd. *
28,227 8,017
Far East Horizon Ltd.
21,876 14,759
Shandong Hi-Speed Holdings
Group Ltd. *
54,535 35,882
Want Want China Holdings Ltd.
20,293 11,422
Yuexiu Property Co. Ltd.
13,170 9,579
(Cost $367,236)
316,690
Hungary — 0.2%
OTP Bank Nyrt
1,152 62,226
Richter Gedeon Nyrt
1,265 33,568
(Cost $101,137)
95,794
India — 17.7%
ABB India Ltd.
268 23,538
Adani Energy Solutions Ltd. *
2,052 20,412
Adani Green Energy Ltd. *
3,207 50,248
Adani Ports & Special Economic
Zone Ltd.
6,049 85,194
Adani Wilmar Ltd. *
1,346 4,996
Aditya Birla Capital Ltd. *
4,495 10,338
Alkem Laboratories Ltd.
283 18,898
Ambuja Cements Ltd.
2,086 13,121
APL Apollo Tubes Ltd.
514 9,224
Apollo Hospitals Enterprise Ltd.
871 70,393
Ashok Leyland Ltd.
5,313 14,593
Asian Paints Ltd.
2,063 60,540
Astral Ltd.
920 19,495
AU Small Finance Bank Ltd.,
144A
3,522 24,315
Aurobindo Pharma Ltd.
2,426 36,251
Avenue Supermarts Ltd., 144A *
1,244 54,615
Axis Bank Ltd.
10,277 138,204
Axis Bank Ltd., GDR
249 16,683
Bajaj Auto Ltd.
348 37,205
Bajaj Finance Ltd.
1,404 109,266
Bajaj Finserv Ltd.
3,306 61,817
Bajaj Holdings & Investment Ltd.
230 28,495
Bandhan Bank Ltd., 144A
3,293 6,589
Bank of Baroda
6,593 19,226
Bank of India
6,201 8,109
Berger Paints India Ltd.
2,249 13,141
Bharat Forge Ltd.
1,563 24,644
Bharti Airtel Ltd.
21,036 405,092
Biocon Ltd.
4,830 20,873
Bosch Ltd.
57 23,588
Britannia Industries Ltd.
627 36,666
Canara Bank
10,480 12,652
CG Power & Industrial Solutions
Ltd.
4,133 35,817

DBX ETF Trust | 13
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Cholamandalam Investment and
Finance Co. Ltd.
2,395 34,976
Cipla Ltd.
4,530 82,235
Colgate-Palmolive India Ltd.
1,209 41,348
Container Corp. Of India Ltd.
1,790 17,548
Coromandel International Ltd.
578 12,238
Cummins India Ltd.
978 40,322
Dabur India Ltd.
3,188 19,889
Deepak Nitrite Ltd.
544 17,558
Delhivery Ltd. *
2,913 11,582
Divi's Laboratories Ltd.
1,059 77,363
Dixon Technologies India Ltd.
232 43,402
DLF Ltd.
3,473 33,825
Dr Reddy's Laboratories Ltd.
6,580 93,627
Eicher Motors Ltd.
525 30,022
Embassy Office Parks REIT
6,901 30,336
Exide Industries Ltd.
2,617 14,018
FSN E-Commerce Ventures
Ltd. *
10,070 20,506
Gland Pharma Ltd., 144A
556 11,436
GMR Airports Infrastructure
Ltd. *
7,647 7,531
Godrej Consumer Products Ltd.
3,281 48,330
Godrej Properties Ltd. *
850 27,927
Grasim Industries Ltd.
751 23,164
Gujarat Fluorochemicals Ltd.
121 5,667
Havells India Ltd.
616 12,525
HCL Technologies Ltd.
8,788 192,206
HDFC Asset Management Co.
Ltd., 144A
621 30,899
HDFC Bank Ltd.
27,441 583,285
HDFC Life Insurance Co. Ltd.,
144A
4,976 38,735
Hero MotoCorp Ltd.
551 31,051
Hindalco Industries Ltd.
4,407 34,225
Hindustan Unilever Ltd.
7,282 215,122
Hindustan Zinc Ltd.
1,819 10,863
Honeywell Automation India Ltd.
36 17,398
ICICI Bank Ltd.
25,548 393,094
ICICI Lombard General Insurance
Co. Ltd., 144A
1,376 30,320
ICICI Prudential Life Insurance
Co. Ltd., 144A
2,134 17,670
IDFC First Bank Ltd. *
18,565 14,079
Indian Bank
1,313 8,924
Indian Hotels Co. Ltd.
6,088 57,161
Indian Railway Catering &
Tourism Corp. Ltd.
2,887 27,879
Indian Railway Finance Corp.
Ltd., 144A
17,059 30,150
Indus Towers Ltd. *
3,219 13,309
IndusInd Bank Ltd.
2,897 34,143
Info Edge India Ltd.
506 49,436
Infosys Ltd.
35,058 770,833
Number
of Shares Value $
InterGlobe Aviation Ltd., 144A *
428 22,181
Jio Financial Services Ltd. *
22,985 89,319
JSW Steel Ltd.
3,430 39,213
Jubilant Foodworks Ltd.
2,483 18,941
Kalyan Jewellers India Ltd.
2,993 25,661
Kotak Mahindra Bank Ltd.
5,606 117,118
L&T Technology Services Ltd.,
144A
259 16,200
Life Insurance Corp. Of India
1,752 20,434
Linde India Ltd.
210 17,200
LTIMindtree Ltd., 144A
648 47,336
Lupin Ltd.
2,131 51,720
Macrotech Developers Ltd.,
144A
2,055 30,479
Mahindra & Mahindra Financial
Services Ltd.
5,352 17,317
Mahindra & Mahindra Ltd.
3,735 131,111
MakeMyTrip Ltd. *
417 47,847
Mankind Pharma Ltd. *
261 7,911
Marico Ltd.
3,241 24,738
Maruti Suzuki India Ltd.
594 77,851
Max Financial Services Ltd. *
1,354 18,171
Max Healthcare Institute Ltd.
5,285 61,281
Mphasis Ltd.
793 27,916
Muthoot Finance Ltd.
955 21,667
Nestle India Ltd.
1,883 49,799
NHPC Ltd.
20,796 20,044
NMDC Ltd.
7,440 20,258
Oberoi Realty Ltd.
880 20,906
One 97 Communications Ltd. *
2,841 30,319
Oracle Financial Services
Software Ltd.
225 31,146
Page Industries Ltd.
58 30,645
Patanjali Foods Ltd.
139 2,978
PB Fintech Ltd. *
1,806 40,480
Persistent Systems Ltd.
743 51,930
Phoenix Mills Ltd.
1,164 22,816
PI Industries Ltd.
402 19,342
Pidilite Industries Ltd.
846 30,700
Power Finance Corp. Ltd.
7,400 43,377
Power Grid Corp. of India Ltd.
22,015 85,823
Prestige Estates Projects Ltd.
1,149 22,445
Procter & Gamble Hygiene &
Health Care Ltd.
114 21,440
Punjab National Bank
13,837 17,178
Rail Vikas Nigam Ltd.
2,987 15,408
REC Ltd.
6,576 41,450
Samvardhana Motherson
International Ltd.
13,870 26,668
SBI Cards & Payment Services
Ltd.
2,231 18,498
SBI Life Insurance Co. Ltd., 144A
2,201 37,451
Schaeffler India Ltd.
320 13,574

14 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Shriram Finance Ltd.
1,282 45,815
Sona Blw Precision Forgings
Ltd., 144A
2,523 20,054
SRF Ltd.
1,011 27,101
State Bank of India
8,472 84,117
Sun Pharmaceutical Industries
Ltd.
8,862 186,782
Sundaram Finance Ltd.
526 24,704
Supreme Industries Ltd.
425 23,394
Suzlon Energy Ltd. *
71,589 53,360
Tata Communications Ltd.
1,057 21,955
Tata Consultancy Services Ltd.
9,906 500,697
Tata Consumer Products Ltd.
3,572 40,526
Tata Elxsi Ltd.
284 22,421
Tata Motors Ltd.
9,471 88,151
Tata Steel Ltd.
27,206 46,539
Tech Mahindra Ltd.
6,261 126,878
Thermax Ltd.
238 12,929
Titan Co. Ltd.
1,941 74,634
Torrent Pharmaceuticals Ltd.
925 36,391
Trent Ltd.
1,233 99,161
Tube Investments of India Ltd.
669 28,428
TVS Motor Co. Ltd.
1,456 41,949
UltraTech Cement Ltd.
442 58,598
Union Bank of India Ltd.
6,854 9,865
United Spirits Ltd.
2,674 48,390
UNO Minda Ltd.
1,182 14,706
UPL Ltd.
2,656 17,131
Varun Beverages Ltd.
8,037 59,086
Vedant Fashions Ltd.
449 7,621
Vodafone Idea Ltd. *
201,120 19,899
Voltas Ltd.
1,845 36,208
Wipro Ltd.
14,335 98,034
Yes Bank Ltd. *
93,784 22,154
Zomato Ltd. *
40,520 134,158
Zydus Lifesciences Ltd.
2,427 27,745
(Cost $5,995,635)
8,678,263
Indonesia — 1.3%
Amman Mineral Internasional
PT *
86,158 48,938
GoTo Gojek Tokopedia Tbk PT *
6,593,891 29,547
Mayora Indah Tbk PT
14,873 2,534
Pantai Indah Kapuk Dua Tbk PT
12,507 12,274
PT Astra International Tbk
49,587 15,960
PT Bank Central Asia Tbk
256,289 161,748
PT Bank Mandiri Persero Tbk
178,892 69,434
PT Bank Negara Indonesia
Persero Tbk
59,021 18,550
PT Bank Rakyat Indonesia
Persero Tbk
348,381 93,444
PT Barito Pacific Tbk
182,017 9,822
PT Chandra Asri Pacific Tbk
39,968 17,531
Number
of Shares Value $
PT Charoen Pokphand Indonesia
Tbk
20,533 6,052
PT Dayamitra Telekomunikasi
173,950 6,806
PT Indofood CBP Sukses
Makmur Tbk
11,578 8,695
PT Indosat Tbk
59,970 9,083
PT Kalbe Farma Tbk
154,710 14,646
PT Merdeka Copper Gold Tbk *
35,120 4,078
PT Sarana Menara Nusantara
Tbk
245,375 10,918
PT Sumber Alfaria Trijaya Tbk
112,600 20,253
PT Telkom Indonesia Persero
Tbk
399,853 68,388
PT Unilever Indonesia Tbk
70,726 8,325
(Cost $739,192)
637,026
Ireland — 1.0%
PDD Holdings, Inc., ADR *
(Cost $657,333)
5,274 509,257
Kazakhstan — 0.0%
Solidcore Resources PLC * (a)
(Cost $548,412)
28,889 0
Kuwait — 0.5%
Agility Public Warehousing Co.
KSC
12,931 11,186
Boubyan Bank KSCP
6,840 12,168
Gulf Bank KSCP
18,133 18,811
Kuwait Finance House KSCP
38,803 93,127
Mabanee Co KPSC
6,785 18,071
Mobile Telecommunications Co.
KSCP
16,172 24,245
National Bank of Kuwait SAKP
27,306 77,256
(Cost $233,348)
254,864
Malaysia — 1.1%
AMMB Holdings Bhd
13,200 16,006
Axiata Group Bhd
39,652 20,874
Celcomdigi Bhd
21,200 17,075
CIMB Group Holdings Bhd
34,404 63,854
Gamuda Bhd
18,879 37,801
Hong Leong Bank Bhd
3,700 17,214
IHH Healthcare Bhd
23,700 38,709
IJM Corp. Bhd
14,200 9,520
Inari Amertron Bhd
17,000 10,556
Kuala Lumpur Kepong Bhd
764 3,585
Malayan Banking Bhd
24,756 56,808
Malaysia Airports Holdings Bhd
6,162 14,695
Maxis Bhd
22,100 17,252
MR DIY Group M Bhd, 144A
11,750 4,785
Nestle Malaysia Bhd
619 13,466
Petronas Chemicals Group Bhd
1,000 1,048
PPB Group Bhd
2,700 7,969
Press Metal Aluminium Holdings
Bhd
7,300 7,620

DBX ETF Trust | 15
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Public Bank Bhd
62,100 62,449
QL Resources Bhd
4,950 5,423
RHB Bank Bhd
14,436 21,954
Sime Darby Bhd
7,500 3,847
Sunway Bhd
15,800 17,240
Telekom Malaysia Bhd
22,000 31,429
TIME dotCom Bhd
10,700 11,555
YTL Corp. Bhd
21,600 10,108
(Cost $432,679)
522,842
Mexico — 1.9%
America Movil SAB de CV,
Series B
262,974 197,435
Arca Continental SAB de CV
4,166 35,378
Cemex SAB de CV, Series CPO
35,918 19,751
Coca-Cola Femsa SAB de CV
4,776 37,969
El Puerto de Liverpool SAB de
CV, Class C1
1,438 7,236
Fibra Uno Administracion SA de
CV REIT
18,568 19,458
Fomento Economico Mexicano
SAB de CV
10,634 93,879
Gruma SAB de CV, Class B
695 11,834
Grupo Aeroportuario del Pacifico
SAB de CV, Class B
2,142 39,682
Grupo Aeroportuario del Sureste
SAB de CV, Class B
1,034 26,494
Grupo Bimbo SAB de CV, Series
A
11,505 33,943
Grupo Carso SAB de CV, Series
A1
3,028 18,193
Grupo Comercial Chedraui SA
de CV
3,230 21,149
Grupo Elektra SAB DE CV (a)
759 35,402
Grupo Financiero Banorte SAB
de CV, Class O
14,134 94,415
Grupo Financiero Inbursa SAB
de CV, Class O *
7,308 17,315
Grupo Mexico SAB de CV, Series
B
15,361 74,519
Industrias Penoles SAB de CV *
733 10,606
Kimberly-Clark de Mexico SAB
de CV, Class A
12,809 17,286
Prologis Property Mexico SA de
CV REIT
6,487 19,321
Wal-Mart de Mexico SAB de CV
41,474 110,343
(Cost $1,189,294)
941,608
Netherlands — 0.0%
Nebius Group N.V., Class A * (a)
(Cost $1,831,428)
28,401 0
Philippines — 0.5%
Ayala Corp.
1,760 18,370
Ayala Land, Inc.
39,700 19,364
Bank of the Philippine Islands
11,124 24,398
BDO Unibank, Inc.
10,598 27,925
Number
of Shares Value $
Globe Telecom, Inc.
365 13,072
International Container Terminal
Services, Inc.
5,150 32,498
Jollibee Foods Corp.
3,420 15,048
Metropolitan Bank & Trust Co.
7,030 9,142
PLDT, Inc.
825 18,249
SM Investments Corp.
2,530 37,755
SM Prime Holdings, Inc.
63,300 28,500
Universal Robina Corp.
2,770 3,730
(Cost $259,067)
248,051
Qatar — 0.6%
Commercial Bank PSQC
14,144 16,312
Dukhan Bank
15,495 15,108
Industries Qatar QSC
11,125 39,660
Masraf Al Rayan QSC
28,888 19,082
Mesaieed Petrochemical Holding
Co.
13,540 5,697
Ooredoo QPSC
7,359 23,930
Qatar International Islamic Bank
QSC
9,456 27,555
Qatar Islamic Bank QPSC
6,239 35,847
Qatar National Bank QPSC
22,320 104,826
(Cost $263,626)
288,017
Russia — 0.0%
Alrosa PJSC * (a)
246,725 0
GMK Norilskiy Nickel PAO * (a)
559,300 0
Mobile TeleSystems PJSC, ADR
* (a)
25,457 0
Mobile TeleSystems PJSC * (a)
32,151 0
Novolipetsk Steel PJSC * (a)
121,611 0
PIK-Spetsializirovannyy
Zastroyshchik PAO * (a)
21,692 0
Polyus PJSC * (a)
2,793 0
Sberbank of Russia PJSC * (a)
989,954 0
United Co. RUSAL International
PJSC * (a)
255,320 0
(Cost $7,879,354)
0
Saudi Arabia — 2.6%
Advanced Petrochemical Co. *
800 7,229
Al Rajhi Bank
9,900 240,062
Al Rajhi Co. For Co.-Operative
Insurance *
380 16,851
Alinma Bank
8,555 63,305
Almarai Co. JSC
1,934 28,777
Arab National Bank
6,583 33,468
Arabian Internet &
Communications Services Co.
225 16,506
Bank AlBilad
4,516 42,132
Bank Al-Jazira *
4,116 17,529
Banque Saudi Fransi
4,318 35,285
Bupa Arabia for Cooperative
Insurance Co.
557 27,428
Co. for Cooperative Insurance
620 21,784

16 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Dr Sulaiman Al Habib Medical
Services Group Co.
481 34,338
Etihad Etisalat Co.
2,912 42,786
Jarir Marketing Co.
5,374 18,167
Mouwasat Medical Services Co.
648 15,713
Nahdi Medical Co.
358 11,206
Riyad Bank
5,426 37,912
Riyadh Cables Group Co.
338 11,588
Sahara International
Petrochemical Co.
1,573 10,166
Saudi Awwal Bank
3,710 30,662
Saudi Basic Industries Corp.
6,446 118,217
Saudi Industrial Investment
Group
3,531 16,147
Saudi Kayan Petrochemical Co. *
2,396 4,432
Saudi National Bank
15,617 134,891
Saudi Research & Media Group *
302 20,740
Saudi Telecom Co.
15,454 163,717
Savola Group *
2,564 16,543
Yanbu National Petrochemical
Co.
2,225 22,091
(Cost $1,162,467)
1,259,672
Singapore — 0.0%
BOC Aviation Ltd., 144A
(Cost $14,862)
1,941 15,004
South Africa — 2.8%
Absa Group Ltd.
6,942 66,293
Anglo American Platinum Ltd.
157 5,161
Aspen Pharmacare Holdings Ltd.
3,181 29,171
Bid Corp. Ltd.
2,759 67,389
Bidvest Group Ltd.
1,921 29,361
Capitec Bank Holdings Ltd.
475 85,755
Clicks Group Ltd.
2,158 46,938
Discovery Ltd.
2,968 31,660
FirstRand Ltd.
23,077 98,293
Gold Fields Ltd.
7,278 103,200
Harmony Gold Mining Co. Ltd.
2,766 25,266
Impala Platinum Holdings Ltd. *
3,567 20,140
Investec Ltd.
2,176 15,483
MTN Group Ltd.
13,995 62,554
MultiChoice Group *
3,153 18,729
Naspers Ltd., Class N
1,496 336,903
Nedbank Group Ltd.
1,577 25,211
Northam Platinum Holdings Ltd.
1,276 7,945
OUTsurance Group Ltd.
5,054 18,088
Pepkor Holdings Ltd., 144A
9,305 13,769
Sanlam Ltd.
13,393 65,320
Shoprite Holdings Ltd.
2,632 43,098
Sibanye Stillwater Ltd. *
15,055 14,902
Standard Bank Group Ltd.
6,693 87,769
Vodacom Group Ltd.
5,745 32,224
Number
of Shares Value $
Woolworths Holdings Ltd.
8,127 28,272
(Cost $1,446,066)
1,378,894
South Korea — 8.4%
Alteogen, Inc. *
215 43,153
Amorepacific Corp.
157 11,727
AMOREPACIFIC Group
96 1,521
BNK Financial Group, Inc.
740 5,601
Celltrion Pharm, Inc. *
206 8,358
Celltrion, Inc.
1,242 166,484
Cheil Worldwide, Inc.
588 7,658
CJ CheilJedang Corp.
30 5,666
CJ Corp.
48 3,303
CJ ENM Co. Ltd. *
121 5,612
CJ Logistics Corp.
17 998
CosmoAM&T Co. Ltd. *
197 8,741
Coway Co. Ltd.
289 13,652
Daewoo Engineering &
Construction Co. Ltd. *
112 296
DB HiTek Co. Ltd.
94 2,116
DB Insurance Co. Ltd.
49 3,836
Dongsuh Cos., Inc.
52 1,042
Doosan Co. Ltd.
40 5,534
Doosan Enerbility Co. Ltd. *
1,865 28,275
Doosan Fuel Cell Co. Ltd. *
303 4,009
Doosan Robotics, Inc. *
130 6,038
Ecopro BM Co. Ltd. *
180 17,445
Ecopro Materials Co. Ltd. *
195 11,881
E-MART, Inc.
85 3,918
Enchem Co. Ltd. *
117 10,668
F&F Co. Ltd. / New
131 5,024
Fila Holdings Corp.
437 12,734
Green Cross Corp.
69 7,469
Hana Financial Group, Inc.
2,358 105,472
Hanjin Kal Corp.
209 12,030
Hankook Tire & Technology Co.
Ltd.
17 459
Hanmi Pharm. Co. Ltd.
86 16,799
Hanmi Science Co. Ltd.
314 7,405
Hanmi Semiconductor Co. Ltd.
341 18,235
Hanon Systems
1,192 3,392
Hansol Chemical Co. Ltd.
73 5,228
Hanwha Solutions Corp.
780 9,069
HD Hyundai Infracore Co. Ltd. *
63 342
HLB, Inc. *
635 32,682
HMM Co. Ltd.
620 7,982
Hugel, Inc. *
54 10,064
HYBE Co. Ltd.
190 26,585
Hyundai Autoever Corp.
93 9,333
Hyundai Engineering &
Construction Co. Ltd.
295 5,805
Hyundai Glovis Co. Ltd.
158 13,931
Hyundai Mobis Co. Ltd.
250 42,920

DBX ETF Trust | 17
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Hyundai Motor Co.
645 101,023
Industrial Bank of Korea
1,610 17,173
JYP Entertainment Corp.
306 16,758
Kakao Corp.
2,571 73,902
Kakao Games Corp. *
706 9,185
KakaoBank Corp.
952 15,252
Kakaopay Corp. *
496 8,800
KB Financial Group, Inc.
3,016 207,978
KCC Corp.
2 346
KEPCO Engineering &
Construction Co., Inc.
199 9,700
KEPCO Plant Service &
Engineering Co. Ltd.
155 5,205
Kia Corp.
950 63,263
KIWOOM Securities Co. Ltd.
114 10,533
Korea Investment Holdings Co.
Ltd.
448 23,989
Korea Zinc Co. Ltd.
26 21,992
Korean Air Lines Co. Ltd.
251 4,669
Krafton, Inc. *
261 58,372
KT Corp.
652 22,807
KT&G Corp.
888 77,530
Kum Yang Co. Ltd. *
264 5,583
Kumho Petrochemical Co. Ltd.
26 1,841
L&F Co. Ltd. *
173 12,190
LEENO Industrial, Inc.
90 9,954
LG Chem Ltd.
230 46,823
LG Corp.
116 6,228
LG Display Co. Ltd. *
1,534 10,424
LG Electronics, Inc.
547 35,171
LG Energy Solution Ltd. *
284 77,665
LG H&H Co. Ltd.
12 2,671
LG Innotek Co. Ltd.
138 16,015
LG Uplus Corp.
2,581 21,443
Lotte Energy Materials Corp.
205 3,527
Lotte Shopping Co. Ltd.
103 4,223
LS Electric Co. Ltd.
49 5,058
Meritz Financial Group, Inc.
664 48,549
Mirae Asset Securities Co. Ltd.
3,281 20,132
NAVER Corp.
1,339 198,203
NCSoft Corp.
136 23,153
Netmarble Corp., 144A *
151 5,737
NH Investment & Securities Co.
Ltd.
2,454 23,431
Orion Corp.
67 4,928
Pan Ocean Co. Ltd.
742 1,838
Pearl Abyss Corp. *
378 10,743
Posco DX Co. Ltd.
461 6,940
POSCO Future M Co. Ltd.
169 20,873
S-1 Corp.
143 6,437
Sam Chun Dang Pharm Co.
Ltd. *
132 9,415
Number
of Shares Value $
Samsung Biologics Co. Ltd.,
144A *
159 111,125
Samsung C&T Corp.
354 30,197
Samsung Card Co. Ltd.
388 11,876
Samsung E&A Co. Ltd. *
1,082 13,922
Samsung Electro-Mechanics
Co. Ltd.
468 36,231
Samsung Electronics Co. Ltd.
23,048 895,453
Samsung Fire & Marine
Insurance Co. Ltd.
205 57,677
Samsung Life Insurance Co. Ltd.
462 35,468
Samsung SDI Co. Ltd.
431 78,628
Samsung SDS Co. Ltd.
348 36,595
Samsung Securities Co. Ltd.
679 23,168
Samyang Foods Co. Ltd.
19 7,069
Shinhan Financial Group Co. Ltd.
3,610 137,149
Shinsegae, Inc.
50 4,817
SK Biopharmaceuticals Co.
Ltd. *
390 28,906
SK Bioscience Co. Ltd. *
359 12,121
SK Hynix, Inc.
2,600 298,011
SK IE Technology Co. Ltd., 144A
*
395 7,433
SK Innovation Co. Ltd. *
145 11,911
SK Square Co. Ltd. *
783 41,253
SK Telecom Co. Ltd.
894 39,347
SKC Co. Ltd. *
69 4,892
Soulbrain Co. Ltd.
24 3,088
Wemade Co. Ltd. *
291 9,491
WONIK IPS Co. Ltd. *
185 3,030
Woori Financial Group, Inc.
3,271 39,180
Yuhan Corp.
547 45,248
(Cost $4,028,204)
4,141,450
Taiwan — 19.5%
Accton Technology Corp.
3,310 66,948
Acer, Inc.
19,024 22,167
Advantech Co. Ltd.
4,563 47,129
Airtac International Group
716 17,413
Alchip Technologies Ltd.
481 32,799
ASE Technology Holding Co. Ltd.
29,051 135,493
Asia Cement Corp.
820 1,062
Asia Vital Components Co. Ltd.
2,285 45,232
ASMedia Technology, Inc.
265 13,175
ASPEED Technology, Inc.
244 30,685
Asustek Computer, Inc.
5,723 103,596
AUO Corp. *
49,398 23,723
Catcher Technology Co. Ltd.
3,673 22,219
Cathay Financial Holding Co.
Ltd.
92,388 186,864
Chailease Holding Co. Ltd.
13,426 48,979
Chang Hwa Commercial Bank
Ltd.
37,817 20,490
Chicony Electronics Co. Ltd.
5,360 25,906

18 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
China Airlines Ltd.
173 133
China Steel Corp.
43,694 28,517
Chroma ATE, Inc.
2,321 29,474
Chunghwa Telecom Co. Ltd.
31,852 120,611
Compal Electronics, Inc.
497 564
CTBC Financial Holding Co. Ltd.
144,978 166,924
Delta Electronics, Inc.
15,955 187,140
E Ink Holdings, Inc.
6,493 56,169
E.Sun Financial Holding Co. Ltd.
127,320 105,829
Eclat Textile Co. Ltd.
1,895 30,919
Elite Material Co. Ltd.
2,447 35,293
eMemory Technology, Inc.
447 40,113
Eva Airways Corp.
7,009 8,965
Evergreen Marine Corp. Taiwan
Ltd.
1,173 7,836
Far Eastern New Century Corp.
12,757 13,117
Far EasTone
Telecommunications Co. Ltd.
16,462 45,560
Feng TAY Enterprise Co. Ltd.
6,109 24,637
First Financial Holding Co. Ltd.
97,106 81,313
Formosa Chemicals & Fibre
Corp.
14,172 14,768
Formosa Plastics Corp.
22,057 28,078
Formosa Sumco Technology
Corp.
559 1,945
Fortune Electric Co. Ltd.
1,046 17,711
Foxconn Technology Co. Ltd.
7,780 19,257
Fubon Financial Holding Co. Ltd.
70,563 191,163
Giant Manufacturing Co. Ltd.
2,820 13,196
Gigabyte Technology Co. Ltd.
2,592 21,665
Global Unichip Corp.
578 21,175
Globalwafers Co. Ltd.
1,777 22,429
Gold Circuit Electronics Ltd.
2,617 14,945
Highwealth Construction Corp.
13,910 20,533
Hiwin Technologies Corp.
240 1,710
Hon Hai Precision Industry Co.
Ltd.
54,427 327,571
Hotai Motor Co. Ltd.
2,139 40,432
Hua Nan Financial Holdings Co.
Ltd.
73,192 58,697
Innolux Corp. *
50,552 23,577
International Games System
Co. Ltd.
2,057 60,792
Inventec Corp.
25,951 39,147
Jentech Precision Industrial Co.
Ltd.
789 33,641
KGI Financial Holding Co. Ltd.
134,712 71,331
King Slide Works Co. Ltd.
506 22,743
King Yuan Electronics Co. Ltd.
7,186 27,985
Largan Precision Co. Ltd.
468 35,082
Lite-On Technology Corp.
15,732 50,369
Lotes Co. Ltd.
688 37,913
Macronix International Co. Ltd.
2,783 1,795
Number
of Shares Value $
MediaTek, Inc.
7,279 281,229
Mega Financial Holding Co. Ltd.
98,842 120,955
Merida Industry Co. Ltd.
2,123 10,457
Micro-Star International Co. Ltd.
5,469 28,790
momo.com, Inc.
577 6,457
Nan Ya Plastics Corp.
25,141 29,953
Nan Ya Printed Circuit Board
Corp.
1,724 6,183
Nanya Technology Corp. *
11,264 11,599
Nien Made Enterprise Co. Ltd.
1,849 22,769
Novatek Microelectronics Corp.
2,884 42,972
Oneness Biotech Co. Ltd. *
5,302 17,465
Pegatron Corp.
12,266 35,609
PharmaEssentia Corp. *
2,048 36,631
Phison Electronics Corp.
765 10,869
Polaris Group *
1,521 2,397
Pou Chen Corp.
14,654 18,406
Powerchip Semiconductor
Manufacturing Corp. *
16,796 8,764
Powertech Technology, Inc.
4,183 15,775
Quanta Computer, Inc.
18,800 168,420
Realtek Semiconductor Corp.
2,164 31,711
Ruentex Development Co. Ltd.
14,326 19,758
Ruentex Industries Ltd.
5,818 13,863
Shanghai Commercial & Savings
Bank Ltd.
32,623 39,419
Shihlin Electric & Engineering
Corp.
1,010 6,172
Shin Kong Financial Holding Co.
Ltd. *
131,864 46,887
Sino-American Silicon Products,
Inc.
3,141 14,843
SinoPac Financial Holdings Co.
Ltd.
87,943 62,946
Synnex Technology International
Corp.
4,862 11,316
TA Chen Stainless Pipe
93 99
Taishin Financial Holding Co.
Ltd.
76,226 40,128
Taiwan Business Bank
44,563 20,304
Taiwan Cooperative Financial
Holding Co. Ltd.
61,471 47,121
Taiwan Fertilizer Co. Ltd.
850 1,463
Taiwan High Speed Rail Corp.
22,651 19,699
Taiwan Mobile Co. Ltd.
19,619 68,249
Taiwan Semiconductor
Manufacturing Co. Ltd.
148,437 4,551,404
Tatung Co. Ltd. *
11,601 16,911
TCC Group Holdings Co. Ltd.
18,051 18,616
Teco Electric and Machinery
Co. Ltd.
1,151 1,882
Tripod Technology Corp.
2,980 17,339
Unimicron Technology Corp.
9,135 41,902
Uni-President Enterprises Corp.
20,701 53,851

DBX ETF Trust | 19
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
United Microelectronics Corp.
99,474 133,365
Vanguard International
Semiconductor Corp.
8,390 23,117
VisEra Technologies Co. Ltd.
1,090 8,808
Voltronic Power Technology
Corp.
304 17,220
Walsin Lihwa Corp.
624 501
Walsin Technology Corp.
2,555 7,409
Wan Hai Lines Ltd.
529 1,352
Win Semiconductors Corp. *
2,656 9,444
Winbond Electronics Corp. *
13,923 6,879
Wistron Corp.
20,247 70,746
Wiwynn Corp.
618 36,814
WPG Holdings Ltd.
4,861 10,535
WT Microelectronics Co. Ltd.
5,720 19,370
Yageo Corp.
2,291 36,252
Yang Ming Marine Transport
Corp.
594 1,339
Yuanta Financial Holding Co.
Ltd.
97,671 99,977
Yulon Finance Corp.
3,719 13,453
Yulon Motor Co. Ltd.
3,396 5,834
Zhen Ding Technology Holding
Ltd.
4,441 15,654
(Cost $6,158,146)
9,586,296
Thailand — 1.9%
Advanced Info Service PCL,
NVDR
9,700 80,603
Airports of Thailand PCL, NVDR
24,400 43,219
Asset World Corp. PCL, NVDR
92,100 9,560
Bangkok Bank PCL, NVDR
3,800 16,564
Bangkok Dusit Medical Services
PCL, NVDR
95,200 70,087
Bangkok Expressway & Metro
PCL, NVDR
59,500 12,664
Berli Jucker PCL, NVDR
10,200 7,019
BTS Group Holdings PCL, NVDR
*
72,700 11,764
Bumrungrad Hospital PCL,
NVDR
4,800 29,110
Carabao Group PCL, NVDR
3,300 7,385
Central Pattana PCL, NVDR
18,000 31,489
Central Retail Corp. PCL, NVDR
23,200 22,661
Charoen Pokphand Foods PCL,
NVDR
5,800 4,042
Com7 PCL, NVDR
14,900 11,512
CP ALL PCL, NVDR
47,700 85,185
CP AXTRA PCL
12,590 12,756
Delta Electronics Thailand PCL,
NVDR
39,500 173,329
Energy Absolute PCL, NVDR
18,500 3,425
Home Product Center PCL,
NVDR
43,600 12,013
Indorama Ventures PCL, NVDR
1,800 1,312
Number
of Shares Value $
Intouch Holdings PCL, NVDR
11,000 30,469
Kasikornbank PCL, NVDR
2,100 9,215
KCE Electronics PCL, NVDR
4,200 3,092
Krung Thai Bank PCL, NVDR
13,200 7,697
Krungthai Card PCL, NVDR (b)
6,800 9,269
Land & Houses PCL, NVDR
95,700 15,068
Minor International PCL, NVDR
31,083 24,243
Muangthai Capital PCL, NVDR
6,600 9,477
Ngern Tid Lor PCL, NVDR
24,614 12,774
Osotspa PCL, NVDR
10,100 6,361
PTT Global Chemical PCL, NVDR
3,800 2,798
SCB X PCL, NVDR
5,100 17,026
Siam Cement PCL
2,800 14,981
Siam Global House PCL, NVDR
9,609 4,483
Srisawad Corp. PCL, NVDR
15,080 17,917
Thai Beverage PCL
70,000 29,501
Thai Life Insurance PCL, NVDR
17,600 5,439
Thai Union Group PCL, NVDR
11,700 4,673
Tisco Financial Group PCL,
NVDR
2,800 7,878
TMBThanachart Bank PCL,
NVDR
133,277 6,839
True Corp. PCL, NVDR *
124,269 40,218
WHA Corp. PCL, NVDR
88,200 14,658
(Cost $1,006,908)
939,775
Turkey — 0.8%
Akbank TAS
11,216 19,669
Akfen Yenilenebilir Enerji AS *
8,231 4,393
Anadolu Anonim Turk Sigorta
Sirketi *
1,067 2,889
Anadolu Efes Biracilik Ve Malt
Sanayii AS
1,378 7,927
Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret AS
1,996 5,447
Aydem Yenilenebilir Enerji AS
4,131 2,907
Bera Holding AS *
5,469 2,506
BIM Birlesik Magazalar AS
3,393 46,300
Borusan Yatirim ve Pazarlama
AS
116 7,438
Bosch Fren Sistemleri Sanayi ve
Ticaret AS *
300 6,186
Celebi Hava Servisi AS
69 4,224
Coca-Cola Icecek AS
5,580 8,555
DAP Gayrimenkul Gelistirme AS,
Class C *
31,347 5,285
Deva Holding AS
2,581 5,143
Dogus Otomotiv Servis Ve
Ticaret AS
1,127 6,950
Eczacibasi Yatirim Holding
Ortakligi AS
280 1,647
Ege Endustri Ve Ticaret AS
15 4,597

20 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Eis Eczacibasi Ilac Ve Sinai Ve
Finansal Yatirimlar Sanayi Ve
Ticaret AS
4,915 6,745
Emlak Konut Gayrimenkul
Yatirim Ortakligi AS REIT *
15,650 5,710
Girisim Elektrik Taahhut Ticaret
VE Sanayi AS *
2,482 3,326
Haci Omer Sabanci Holding AS
7,580 19,769
Hektas Ticaret TAS *
40,568 4,805
Is Gayrimenkul Yatirim Ortakligi
AS REIT *
16,345 9,346
Is Yatirim Menkul Degerler AS
9,040 10,609
Kiler Holding AS *
8,150 6,962
Kontrolmatik Enerji Ve
Muhendislik AS
1,772 2,452
Koza Altin Isletmeleri AS *
11,707 7,665
Mavi Giyim Sanayi Ve Ticaret
AS, Class B, 144A
2,725 6,498
MIA Teknoloji AS *
5,015 6,371
MLP Saglik Hizmetleri AS, 144A
*
1,217 14,029
Pegasus Hava Tasimaciligi AS *
1,106 6,941
Reeder Teknoloji Sanayi VE
Ticaret AS *
6,650 2,833
Reysas Tasimacilik VE Lojistik
Ticaret AS *
15,204 7,760
Sarkuysan Elektrolitik Bakir
Sanayi Ve Ticaret AS
4,790 2,641
Sasa Polyester Sanayi AS *
70,177 8,191
Selcuk Ecza Deposu Ticaret Ve
Sanayi AS
1,073 2,492
Smart Gunes Enerjisi
Teknolojileri ArGe Uretim
Sanayi VE Ticaret AS *
3,850 4,354
TAV Havalimanlari Holding AS *
1,550 12,251
Torunlar Gayrimenkul Yatirim
Ortakligi AS REIT
3,121 5,203
Turk Hava Yollari AO *
2,363 19,408
Turk Telekomunikasyon AS *
5,161 6,848
Turkcell Iletisim Hizmetleri AS
11,227 29,297
Turkiye Is Bankasi AS, Class C
36,645 14,394
Turkiye Sigorta AS
14,195 5,376
Turkiye Sinai Kalkinma Bankasi
AS *
12,237 4,472
(Cost $394,617)
378,811
United Arab Emirates — 2.2%
Abu Dhabi Commercial Bank
PJSC
15,436 42,109
Abu Dhabi Islamic Bank PJSC
10,219 36,335
Aldar Properties PJSC
20,548 42,125
Alpha Dhabi Holding PJSC *
10,505 33,004
Borouge PLC
20,069 13,550
Dubai Islamic Bank PJSC
11,268 20,861
Emaar Properties PJSC
32,141 83,567
Emirates NBD Bank PJSC
12,126 66,027
Number
of Shares Value $
Emirates Telecommunications
Group Co. PJSC
29,152 131,432
First Abu Dhabi Bank PJSC
22,246 77,524
International Holding Co. PJSC *
4,811 526,544
(Cost $690,350)
1,073,078
United States — 0.2%
BeiGene Ltd. *
2,104 34,825
BeiGene Ltd., ADR *
146 31,390
BeiGene Ltd., Class A *
359 8,981
Parade Technologies Ltd.
567 12,131
(Cost $90,698)
87,327
TOTAL COMMON STOCKS
(Cost $52,829,146)
47,144,694
PREFERRED STOCKS — 1.1%
Brazil — 0.6%
Banco Bradesco SA
27,232 57,605
Centrais Eletricas Brasileiras SA,
Class B
2,565 16,759
Cia Energetica de Minas Gerais
13,457 26,822
Companhia Paranaense de
Energia, Class B
9,415 15,312
Itau Unibanco Holding SA
24,523 133,897
Itausa SA
28,382 46,347
Klabin SA
2 1
(Cost $287,258)
296,743
Chile — 0.1%
Sociedad Quimica y Minera de
Chile SA, Class B
(Cost $35,259)
783 29,836
Colombia — 0.1%
Bancolombia SA
(Cost $27,623)
4,002 32,661
Russia — 0.0%
Sberbank of Russia PJSC * (a)
(Cost $275,893)
71,636 0
South Korea — 0.3%
Doosan Co. Ltd.
76 5,230
Hyundai Motor Co.
162 18,232
Hyundai Motor Co. - 2nd
Preferred
113 12,976
LG Chem Ltd.
48 6,537
Samsung Electronics Co. Ltd.
4,006 132,667
(Cost $205,226)
175,642
TOTAL PREFERRED STOCKS
(Cost $831,259)
534,882
RIGHTS — 0.0%
India — 0.0%
UPL Ltd.* , expires 12/24/24 (a)
(Cost $0)
332 728

DBX ETF Trust | 21
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:
Number
of Shares Value $
Taiwan — 0.0%
Polaris Group* , expires 12/16/24
(Cost $0)
39 3
TOTAL RIGHTS
(Cost $0)
731
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL*
,
expires 11/20/26
(Cost $0)
800 2
SECURITIES LENDING
COLLATERAL — 0.1%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.53%
(c)(d)
(Cost $46,481)
46,481 46,481
CASH EQUIVALENTS — 3.4%
DWS Government Money Market
Series "Institutional Shares",
4.59% (c)
(Cost $1,650,692)
1,650,692 1,650,692
TOTAL INVESTMENTS
— 100.5%
(Cost $55,357,578)
49,377,482
Other assets and liabilities,
net — (0.5%)
(257,666)
NET ASSETS — 100.0%
49,119,816
 (a)  * (b)
Value ($) at
8/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2024
Value ($) at
11/30/2024
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.53% (c)(d)
89,242 — (42,761) (e) — — 670 — 46,481 46,481
CASH EQUIVALENTS — 3.4%
DWS Government Money Market Series "Institutional Shares", 4.59% (c)
2,308,436 6,457,354 (7,115,098) — — 28,483 — 1,650,692 1,650,692
2,397,678 6,457,354 (7,157,859) — — 29,153 — 1,697,173 1,697,173
*
Non-income producing security.
(a)
Investment was valued using significant unobservable inputs.

22 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2024 (Unaudited)
Securities are listed in country of domicile.
At November 30, 2024 the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF had the following sector diversification:
At November 30, 2024, open futures contracts purchased were as follows:
(b) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2024 amounted to $45,236, which is 0.1% of net assets.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2024.
ADR: American Depositary Receipt
CPO: Ordinary Participation Certificates
GDR: Global Depositary Receipt
JSC: Joint Stock Company
KSC: Kuwait Shareholding Company
KSCP: Kuwait Shareholding Company Public
NVDR: Non Voting Depositary Receipt
PJSC: Public Joint Stock Company
PSQC: Public Shareholders Qatari Company
QPSC: Qatari Public Shareholders Company
QSC: Qatari Shareholders Company
REIT: Real Estate Investment Trust
SAE: Societe Anonyme Egyptienne
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Securities Lending
Collateral and Cash
Equivalents
Information Technology
12,459,973 26 .2
Financials
11,350,667 23 .8
Consumer Discretionary
6,598,833 13 .8
Communication Services
6,069,399 12 .7
Industrials
2,838,768 6 .0
Health Care
2,673,828 5 .6
Consumer Staples
2,182,307 4 .6
Materials
1,769,032 3 .7
Real Estate
1,050,419 2 .2
Utilities
667,395 1 .4
Energy
19,688 0 .0
Total
47,680,309 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Depreciation ( $ ) †
MSCI Emerging Markets Index Future
USD 30 1,657,800 1,635,900 12/20/2024 (21,900)

DBX ETF Trust | 23
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
November 30, 2024 (Unaudited)
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments.
During the period ended November 30, 2024, the amount of transfers from Level 3 to Level 1 was $14,743. The investment was transferred from Level
3 to Level 1 due to the availability of a pricing source supported by observable inputs. The amount of transfers from Level 1 to Level 3 was $13,270. The investments were transferred from Level 1 to Level 3 due the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
EMCR-PH1
R-089711-2 (5/25) DBX006037 (5/25)
† The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of
November 30, 2024.
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 47,023,938 $ — $ 120,756 $ 47,144,694
Preferred Stocks (a)
534,882 — 0 534,882
Rights (a)
— 3 728 731
Warrants
2 — — 2
Short-Term Investments (a)
1,697,173 — — 1,697,173
TOTAL
$ 49,255,995 $ 3 $ 121,484 $ 49,377,482
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Futures Contracts
$ (21,900) $ — $ — $ (21,900)
TOTAL
$ (21,900) $ — $ — $ (21,900)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.